Leases	12 Months Ended
Sep. 30, 2020
Leases [Abstract]
Leases
Note 16 — Leases
As discussed in Note 2, the Company adopted ASU
No. 2016-02,
“Leases”,
the operating lease expense is recorded on a straight-line basis over the lease term.
Lease costs were as follows
:

Year ended September 30, 2020
Total net lease cost(*)	$91,025

(*)	Variable lease cost is immaterial
Supplemental information related to operating lease transactions was as follows:

Year ended September 30, 2020
Lease liability payments	$88,272
Lease assets obtained in exchange for liabilities	$87,820

As of September 30, 2020
Weighted average remaining lease term — Operating leases	6.8 Years
Weighted average discount rate — Operating leases	3.5%
The following maturity analysis presents future undiscounted cash outflows for operating leases as of September 30, 2020

For the year ended September 30,
2021	$70,485
2022	63,315
2023	41,799
2024	33,343
2025	28,088
Thereafter	107,216
Total lease payments	$344,246
Less: imputed interest	(55,070)

Present value of lease liabilities	$289,176

Future minimum rental commitments under
non-cancelable
operating leases as of September 30, 2019, which were accounted for per prior lease accounting (ASC 840), were as follows:

For the year ended September 30,
2020	$69,043
2021	60,544
2022	51,863
2023	31,951
2024	24,350
Thereafter	93,845

$331,596

As of September 30, 2020, the Company had no material finance leases.
Rent
expense per prior lease accounting (ASC 840), net of sublease income was approximately
$65,692 and $63,603 for fiscal years 2019

and

2018,
respectivel
y
.